Shareholder Report, Holdings (Details) - C000248488	Mar. 31, 2026
Merck and Company Inc9253808
Holdings [Line Items]
Percent of Total Investments	4.70%
ConocoPhillips9253775
Holdings [Line Items]
Percent of Total Investments	4.50%
EOG Resources9253780
Holdings [Line Items]
Percent of Total Investments	4.20%
Cisco Systems9253767
Holdings [Line Items]
Percent of Total Investments	3.90%
Exxon Mobil9253783
Holdings [Line Items]
Percent of Total Investments	3.80%
Bristol-Myers Squibb9253763
Holdings [Line Items]
Percent of Total Investments	3.80%
Medtronic PLC9253806
Holdings [Line Items]
Percent of Total Investments	3.70%
PPL9253816
Holdings [Line Items]
Percent of Total Investments	3.50%
Comcast9253773
Holdings [Line Items]
Percent of Total Investments	3.50%
Duke Energy9253777
Holdings [Line Items]
Percent of Total Investments	3.30%
Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%